Remuneration and other benefits paid to the Bank's directors and senior managers - Remuneration by Director - Multiannual (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Directors | Mr. Matias Rodriguez Inciarte
Remuneration of key personnel
Compensation received as a non-executive director of U.C.I., S.A.		€ 42
Deferred variable compensation plan linked to multiannual objectives
Remuneration of key personnel
Fair value of plan, initial achievement	70.00%
Deferred variable compensation plan linked to multiannual objectives | Minimum
Remuneration of key personnel
Reasonable initial achievement ratio	60.00%
Deferred variable compensation plan linked to multiannual objectives | Maximum
Remuneration of key personnel
Reasonable initial achievement ratio	80.00%
Deferred variable compensation plan linked to multiannual objectives | Directors
Remuneration of key personnel
Variable compensation subject to Long-term objectives, in cash	€ 2,050
Variable compensation subject to Long-term objectives, in shares	2,050
Total	€ 4,100	4,660
Number of years of compensation subject to conditions of continued service	3 years
Fair value of plan, initial achievement	70.00%
Deferred variable compensation plan linked to multiannual objectives | Directors | Minimum
Remuneration of key personnel
Reasonable initial achievement ratio	60.00%
Deferred variable compensation plan linked to multiannual objectives | Directors | Maximum
Remuneration of key personnel
Reasonable initial achievement ratio	80.00%
Deferred variable compensation plan linked to multiannual objectives | Directors | Mrs. Ana Botin-Sanz de Sautuola y O'Shea
Remuneration of key personnel
Variable compensation subject to Long-term objectives, in cash	€ 932
Variable compensation subject to Long-term objectives, in shares	932
Total	1,864	1,726
Deferred variable compensation plan linked to multiannual objectives | Directors | Mr. Jose Antonio Alvarez Alvarez
Remuneration of key personnel
Variable compensation subject to Long-term objectives, in cash	623
Variable compensation subject to Long-term objectives, in shares	623
Total	1,246	1,154
Deferred variable compensation plan linked to multiannual objectives | Directors | Mr. Rodrigo Echenique Gordillo
Remuneration of key personnel
Variable compensation subject to Long-term objectives, in cash	495
Variable compensation subject to Long-term objectives, in shares	495
Total	990	900
Deferred variable compensation plan linked to multiannual objectives | Directors | Mr. Matias Rodriguez Inciarte
Remuneration of key personnel
Variable compensation subject to Long-term objectives, in cash	0
Variable compensation subject to Long-term objectives, in shares	0
Total	€ 0	€ 880